Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. - Financial performance and cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
Revenue	$ 2,619,682	$ 41,431	$ 2,062
Operating loss	(20,176,389)	(2,570,151)	(1,665,705)	$ (901,235)
Loss on loss of control of subsidiary	2,085,624
Loss on discontinued operations	(3,422,225)	(5,657,494)
Effects of exchange rate changes on cash and cash equivalents	(1,690,165)	(620,271)	$ (54,873)	$ 14,205
Bophelo Bio Science and Wellness (Pty) Ltd.
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
Revenue	31,123
Operating expenses	(1,244,691)	(3,550,441)
Other expenses	(123,033)	(2,107,053)
Operating loss	(1,336,601)	(5,657,494)
Loss on loss of control of subsidiary	(2,085,624)
Loss on discontinued operations	(3,422,225)	(5,657,494)
Exchange differences on translation of discontinued operations	(450,040)	636,135
Other comprehensive income from discontinued operations	(450,040)	636,135
Cash flows provided by operating activities	1,060,350	7,414,607
Cash flows used in investing activities	(1,003,529)	(570,864)
Cash flows provided by (used in) financing activities	(95,696)	6,832,634
Effects of exchange rate changes on cash and cash equivalents	18,909	(1,263)
Net change in cash provided by (used in) the subsidiary	(19,966)	9,846
Carrying amount of net assets immediately prior to loss of control of subsidiary	2,375,840
Reclassification of foreign currency translation reserve	$ (290,216)
2021 Audit
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
Operating loss		$ (6,833,728)